Loss Per Common Share - Calculation Of Loss Per Share (Tables) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss per common share
Net loss	$ (58,592)	$ (3,798)	$ (3,857)
Dividend declared on preferred shares Series B	(108)	(108)	(108)
Dividend declared on Series D preferred shares	(91)	0	0
Dividend declared on restricted shares	(105)	0	0
Undistributed loss attributable to Series C participating preferred shares	3,206	622	587
Loss attributable to common stockholders	$ (55,690)	$ (3,284)	$ (3,378)
Denominator:
Denominator for basic net loss per share - weighted average shares	98,085,189	40,517,413	41,409,433
Denominator for diluted net loss per share - adjusted weighted average shares	98,085,189	40,517,413	41,409,433
Basic net loss per share	$ (0.57)	$ (0.08)	$ (0.08)
Diluted net loss per share	$ (0.57)	$ (0.08)	$ (0.08)